INVESTMENTS, Securitization Instruments (Details) S/ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
		Oct. 31, 2022 PEN (S/)	Dec. 31, 2022 PEN (S/)	Dec. 31, 2021 PEN (S/)	Dec. 31, 2020 PEN (S/)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Securitization Instruments [Abstract]
Balance of instruments			S/ 30,052,926	S/ 33,982,683
Fair value with changes in other comprehensive income to investments		S/ 2,232,700	(1,540,453)	(2,439,821)	S/ 858,501
Unrealized net loss of other comprehensive income of equity		S/ 549,200
Securitization Instruments [Member]
Securitization Instruments [Abstract]
Balance of instruments			666,924	721,389
Certificates of Deposit BCRP [Member]
Securitization Instruments [Abstract]
Balance of instruments	[1]		7,019,479	8,337,432
Certificates of deposits				1,111,100			$ 278,700
Certificates of Deposit BCRP [Member] | The Soles [Member]
Securitization Instruments [Abstract]
Balance of investments			6,700	2,700
Certificates of Deposit BCRP [Member] | US Dollars [Member]
Securitization Instruments [Abstract]
Balance of investments | $						$ 1,800	$ 670
Certificates of Deposit BCRP [Member] | Other Currencies [Member]
Securitization Instruments [Abstract]
Balance of investments				6,800
Certificates of Deposit BCRP [Member] | Currency Swaps [Member] | Cash Flow Hedges [Member]
Securitization Instruments [Abstract]
Certificates of deposits			17,300	75,500
Certificates of Deposit BCRP [Member] | Colombia [Member] | Other Currencies [Member]
Securitization Instruments [Abstract]
Balance of investments			5,900
Certificates of Deposit BCRP [Member] | Colombia and Bolivia [Member]
Securitization Instruments [Abstract]
Balance of investments			573,200	615,100
Inmuebles Panamericana S.A. [Member]
Securitization Instruments [Abstract]
Balance of instruments			133,079	142,629
ATN S.A. [Member]
Securitization Instruments [Abstract]
Balance of instruments			77,047	98,525
Colegios Peruanos S.A. [Member]
Securitization Instruments [Abstract]
Balance of instruments			61,109	68,714
Multimercados Zonales S.A.C. [Member]
Securitization Instruments [Abstract]
Balance of instruments			47,643	0
Costa De Sol S.A. [Member]
Securitization Instruments [Abstract]
Balance of instruments			37,653	46,502
Nessus Hoteles Per S.A. [Member]
Securitization Instruments [Abstract]
Balance of instruments			32,519	38,547
Concesionaria La Chira S.A [Member]
Securitization Instruments [Abstract]
Balance of instruments			25,906	27,370
Fabrica Nacional De Cemento S.A. [Member]
Securitization Instruments [Abstract]
Balance of instruments			22,529	28,187
Homecenters Peruanos S.A. [Member]
Securitization Instruments [Abstract]
Balance of instruments			22,804	27,206
Others [Member]
Securitization Instruments [Abstract]
Balance of instruments			206,635	243,709
Others [Member] | Maximum [Member]
Securitization Instruments [Abstract]
Balance of instruments			S/ 27,700	S/ 28,200

[1]	As of December 31, 2022, the Group maintains 70,253 certificates of deposits BCRP (83,494 as of December 31, 2021); which are instruments issued at discount through public auction, traded on the Peruvian secondary market and payable in soles. The decrease in the balance is mainly due to the maturity of these instruments.